Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents our fair value hierarchy for our assets and liabilities measured at fair value on a recurring basis at September 30, 2012 (unaudited) (in thousands):

	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$35,309	$—	$—	$35,309
Commercial paper	—	40,932	—	40,932
Short-term investments:
Commercial paper	—	36,648	—	36,648
Corporate notes and bonds	—	100,814	—	100,814
U.S. government agency securities	—	2,023	—	2,023

Total	$35,309	$180,417	$—	$215,726

Fair Value Measurements Level 3 Activity

Black-Scholes options pricing model. The inputs used in determining the fair values are discussed in detail in Note 7. Level 3 activity is as follows (in thousands):

Level 3
Balance at June 30, 2008	$67
Interest and other income (expense), net for change in fair value of preferred stock warrants	61

Balance at June 30, 2009	128
Interest and other income (expense), net for change in fair value of preferred stock warrants	702
Net settlement of preferred stock warrant liability	(830)

Balance at June 30, 2010	$—